Equity (Details 2) ₪ / shares in Units, ₪ in Thousands	12 Months Ended
Dec. 31, 2017 ILS (₪) ₪ / shares
December 2015 [Member]
Date of grant	December 2015
Fair value on grant date-NIS in thousands | ₪	₪ 607
Share price on date of grant (NIS) | ₪ / shares	₪ 1.627
Expected dividend
Expected volatility	54.00%
Risk free interest	1.39%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years
October 2017 [Member]
Date of grant	October 2017
Fair value on grant date-NIS in thousands | ₪	₪ 1,109
Share price on date of grant (NIS) | ₪ / shares	₪ 0.162
Expected dividend
Expected volatility	64.00%
Risk free interest	1.16%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years